FAM VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Banks - 4.1%
Pinnacle Financial Partners, Inc.	386,527	$ 37,868,050
SouthState Corporation	364,610	35,432,800
		73,300,850
Capital Markets - 5.8%
Brookfield Asset Management Ltd. - Class A	397,940	18,818,583
Brookfield Corporation - Class A	1,591,760	84,602,044
		103,420,627
Construction Materials - 4.1%
Vulcan Materials Company	297,930	74,610,610
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. - Class A (a)	71	49,073,780
Electronic Equipment, Instruments & Components - 18.2%
AMETEK, Inc.	132,000	22,665,720
Amphenol Corporation - Class A	1,146,480	74,704,637
CDW Corporation	558,200	126,320,660
Keysight Technologies, Inc. (a)	234,320	37,240,478
Zebra Technologies Corporation - Class A (a)	179,460	66,457,627
		327,389,122
Food Products - 1.0%
McCormick & Company, Inc.	215,300	17,719,190
Health Care Equipment & Supplies - 4.2%
Stryker Corporation	208,000	75,142,080
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.	11,350	47,807,562
Insurance - 17.5%
Brown & Brown, Inc.	1,391,492	144,158,571
Markel Group, Inc. (a)	53,850	84,468,033
Progressive Corporation (The)	340,000	86,278,400
		314,905,004

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Life Sciences Tools & Services - 2.8%
Waters Corporation (a)	138,700	$ 49,916,743
Machinery - 11.9%
Graco, Inc.	670,180	58,647,452
IDEX Corporation	431,530	92,563,185
Illinois Tool Works, Inc.	242,560	63,567,699
		214,778,336
Oil, Gas & Consumable Fuels - 1.6%
EOG Resources, Inc.	233,500	28,704,155
Professional Services - 2.3%
ExlService Holdings, Inc. (a)	1,072,900	40,931,135
Semiconductors & Semiconductor Equipment - 4.7%
Analog Devices, Inc.	279,510	64,334,817
Microchip Technology, Inc.	258,860	20,783,869
		85,118,686
Specialty Retail - 10.9%
AutoZone, Inc. (a)	18,265	57,535,481
CarMax, Inc. (a)	213,296	16,504,844
Ross Stores, Inc.	810,688	122,016,651
		196,056,976
Trading Companies & Distributors - 3.1%
Fastenal Company	780,900	55,771,878

Total Common Stocks (Cost $534,308,739)		$ 1,754,646,734

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.79% (b) (Cost $44,236,319)	44,236,319	$ 44,236,319

Total Investments at Value - 100.1% (Cost $578,545,058)		$ 1,798,883,053

Liabilities in Excess of Other Assets - (0.1%)		(1,020,082)

Net Assets - 100.0%		$ 1,797,862,971

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Aerospace & Defense - 4.3%
HEICO Corporation - Class A	166,705	$ 33,967,811
Building Products - 8.6%
Trane Technologies plc	176,000	68,416,480
Capital Markets - 1.0%
Houlihan Lokey, Inc.	50,074	7,912,694
Commercial Services & Supplies - 4.1%
Cintas Corporation	159,132	32,762,096
Commercial Support Services - 3.8%
Republic Services, Inc.	152,890	30,706,428
Construction Materials - 7.0%
Martin Marietta Materials, Inc.	56,194	30,246,421
Vulcan Materials Company	102,830	25,751,717
		55,998,138
Containers & Packaging - 2.1%
Avery Dennison Corporation	75,157	16,591,659
Distributors - 2.5%
Pool Corporation	53,900	20,309,520
Electronic Equipment, Instruments & Components - 7.4%
Amphenol Corporation - Class A	150,502	9,806,711
CDW Corporation	217,000	49,107,100
		58,913,811
Food Products - 1.1%
McCormick & Company, Inc.	103,200	8,493,360
Health Care Equipment & Supplies - 7.9%
STERIS plc	99,700	24,181,238
Stryker Corporation	107,000	38,654,820
		62,836,058

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrial Conglomerates - 1.8%
Roper Technologies, Inc.	25,200	$ 14,022,288
Insurance - 7.4%
Arthur J. Gallagher & Company	208,500	58,665,645
IT Services - 11.2%
Broadridge Financial Solutions, Inc.	168,400	36,211,052
Jack Henry & Associates, Inc.	121,800	21,502,572
Paychex, Inc.	231,400	31,051,566
		88,765,190
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	99,730	14,807,910
Machinery - 3.6%
IDEX Corporation	135,165	28,992,892
Professional Services - 2.4%
Verisk Analytics, Inc.	70,320	18,842,947
Semiconductors & Semiconductor Equipment - 8.3%
Entegris, Inc.	285,750	32,155,447
Microchip Technology, Inc.	423,920	34,036,537
		66,191,984
Specialty Retail - 4.5%
Ross Stores, Inc.	240,026	36,126,313
Trading Companies & Distributors - 5.1%
Fastenal Company	349,000	24,925,580
Watsco, Inc.	32,000	15,740,160
		40,665,740

Total Common Stocks (Cost $351,110,774)		$ 763,988,964

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.9%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.79% (a) (Cost $38,687,859)	38,687,859	$ 38,687,859

Total Investments at Value - 100.9% (Cost $389,798,633)		$ 802,676,823

Liabilities in Excess of Other Assets - (0.9%)		(7,364,016)

Net Assets - 100.0%		$ 795,312,807

(a)	The rate shown is the 7-day effective yield as of September 30, 2024.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Banks - 7.8%
Home BancShares, Inc.	412,135	$ 11,164,737
Pinnacle Financial Partners, Inc.	184,100	18,036,277
SouthState Corporation	34,341	3,337,259
		32,538,273
Chemicals - 3.1%
Element Solutions, Inc.	485,730	13,192,427
Diversified Consumer Services - 6.0%
Frontdoor, Inc. (a)	264,913	12,713,175
OneSpaWorld Holdings Ltd.	743,428	12,273,996
		24,987,171
Food Products - 3.5%
Nomad Foods Ltd.	763,815	14,558,314
Gas Utilities - 4.5%
Brookfield Infrastructure Corporation - Class A	434,345	18,863,603
Health Care Facilities & Services - 3.2%
Chemed Corporation	22,655	13,614,975
Hotels, Restaurants & Leisure - 6.4%
Choice Hotels International, Inc.	115,350	15,030,105
Dutch Bros, Inc. - Class A (a)	363,147	11,631,599
		26,661,704
Insurance - 5.5%
Hagerty, Inc. - Class A (a)	729,259	7,416,564
Trisura Group Ltd. (a)	492,980	15,743,137
		23,159,701
IT Services - 2.2%
Cass Information Systems, Inc.	222,645	9,235,315
Machinery - 4.8%
ESAB Corporation	85,870	9,128,839
Franklin Electric Company, Inc.	104,500	10,953,690
		20,082,529

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Media - 5.5%
Altus Group Ltd.	309,260	$ 12,551,504
Boston Omaha Corporation - Class A (a)	718,195	10,679,559
		23,231,063
Professional Services - 15.2%
CBIZ, Inc. (a)	351,567	23,656,944
ExlService Holdings, Inc. (a)	634,470	24,205,031
Exponent, Inc.	139,437	16,074,297
		63,936,272
Real Estate Management & Development - 9.5%
Colliers International Group, Inc.	167,455	25,421,343
FirstService Corporation	79,134	14,438,790
		39,860,133
Real Estate Owners & Developers - 3.8%
Dream Finders Homes, Inc. - Class A (a)	436,035	15,788,828
Road & Rail - 3.2%
Landstar System, Inc.	71,500	13,504,205
Software - 5.5%
Descartes Systems Group, Inc. (The) (a)	101,200	10,419,552
SPS Commerce, Inc. (a)	65,008	12,622,603
		23,042,155
Specialty Retail - 2.4%
Floor & Decor Holdings, Inc. - Class A (a)	80,558	10,002,887
Trading Companies & Distributors - 3.7%
SiteOne Landscape Supply, Inc. (a)	101,377	15,298,803

Total Common Stocks (Cost $248,842,827)		$ 401,558,358

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.3%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.79% (b) (Cost $17,943,851)	17,943,851	$ 17,943,851

Total Investments at Value - 100.1% (Cost $266,786,678)		$ 419,502,209

Liabilities in Excess of Other Assets – (0.1%)		(198,896)

Net Assets - 100.0%		$ 419,303,313

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.